Consideration in Relation to Acquisition of Nanjing Jiangchen Science &Technology Company (Detail) (Jiangchen, USD $) In Thousands, unless otherwise specified	Apr. 01, 2012
Jiangchen
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,390
Contingent consideration	1,811
Total consideration	$ 3,201